Commitments and Contingencies - Other disclosures (Details) - International School R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Commitments and contingencies
Increase in accounts payable to sale of share holders	R$ 4,683
Recognized interest expense on account payable	R$ 23,373